Assets held for sale (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ 202	$ 1,143
Assets held for sale	1,701
San Jose M&I Property [member]
Disclosure of fair value measurement of assets [line items]
Assets held for sale	1,701
San Jose M&I Property [member] | Non-current assets held for sale [member]
Disclosure of fair value measurement of assets [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ 901